Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Regulation
S-K
of the Exchange Act, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the company. For further information concerning the company’s variable pay-for-performance
philosophy and how the company’s aligns executive compensation with the Company’s performance, refer to “
Executive Compensation – Compensation Discussion and Analysis
.

					Value of initial fixed $100
					investment based on:
	Summary		Average summary	Average		Peer		Company selected
	compensation	Compensation	compensation	compensation	Total	group total		measure-adjusted
Year	table total for	actually paid to	table total for	actually paid to	shareholder	shareholder	Net Income	operating margin 8
(a)	PEO 1 (b)	PEO 2 (c)	non-PEO NEOs 3 (d)	non-PEO NEOs 4 (e)	return 5 (f)	return 6 (g)	($M) 7 (h)	(i)

2022	15,173,146	6,359,694	5,532,531	2,549,789	$114	$142	683.9	34.8%

2021	12,897,752	21,171,173	5,228,946	8,067,761	$140	$155	1,393.00	41.5%

2020	11,747,102	11,869,332	4,380,258	4,901,847	$103	$117	524.8	37.0%

1. (b)
represents the amounts of total compensation reported for Mr. Flanagan, President and Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table. See Summary Compensation Table for ad
ditional
information.

2. (c)
represents the amount of “compensation actually paid” to Mr. Flanagan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Flanagan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Flanagan’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported summary compensation table total for PEO ($)	Reduced by the Reported value of equity awards ($) (aa)	Increased by equity award adjustments ($)(bb)	Compensation actually paid to PEO ($)
2022	15,173,146	11,199,979	2,386,527	6,359,694
2021	12,897,752	7,216,998	15,490,419	21,171,173
2020	11,747,102	7,755,984	7,878,214	11,869,332

(aa)	The grant date fair value of equity awards as reported in the “Share Awards” column in the Summary Compensation Table for the applicable year.
(bb)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of:

Year	Year end fair value of equity awards ($) (i)	Year over year change in fair value of outstanding and unvested equity awards ($) (ii)	Fair value as of vesting date of equity awards granted and vested in the year ($) (iii)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($) (iv)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($) (v)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($) (vi)	Total equity award adjustments ($)
2022	7,736,261	-5,487,712	0	-213,461	0	351,439	2,386,527
2021	8,888,375	4,288,434	0	2,003,253	0	310,356	15,490,419
2020	8,490,080	-365,211	0	-611,701	0	365,046	7,878,214

(i)	the year-end fair value of equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)	the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested;
(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the amount of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such awards or included in any other component of total compensati on fo
r the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

3. (d)
represents the average of the amounts reported for th
e Co
mpany’s NEOs as a group (excluding Mr. Flanagan) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Flanagan) are:

Name and title	2022	2021	2020

L. Allison Dukes , Senior Managing Director and Chief Financial Officer	∎	∎	∎

Andrew T.S. Lo , Senior Managing Director and Head of Asia Pacific	∎	∎	∎

Gregory G. McGreevey , Senior Managing Director, Investments	∎	∎	∎

Andrew R. Schlossberg , Senior Managing Director, Head of Americas	∎	∎	∎

Loren M. Starr *, Retired Vice Chair, Former Senior Managing Director and Chief Financial Officer			∎

*
Mr. Starr transitioned from his role as Senior Managing Director and Chief Financial Officer to an executive advisory role of Vice Chair effective August 1, 2020. He served as Vice Chair until his retirement from the company on March 1, 2021.

4. (e)
represents the average amount of “compensation actually paid” to the NEOs as a group (excluding M
r. Fl
anagan), as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Flanagan) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Flanagan) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average reported summary compensation table total for non-PEO NEOs ($)	Reduced by the average reported value of equity awards ($)	Increased by average equity award adjustments ($) (^)	Average compensation actually paid to non-PEO NEOs ($)
2022	5,532,531	3,462,486	479,745	2,549,789
2021	5,228,946	2,587,207	5,426,022	8,067,761
2020	4,380,258	2,541,970	3,063,559	4,901,847

(^)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of:

Year	Average year end fair value of equity awards ($)	Year over year average change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year average change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total average equity award adjustments ($)
2022	2,389,079	-1,943,326	0	-87,111	0	121,103	479,745
2021	3,186,376	1,458,367	0	655,944	0	125,335	5,426,022
2020	3,234,617	-101,229	0	-170,453	0	100,624	3,063,559

5. (f)
is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6. (g)
represents the weighted compensation peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. We selected the Asset Manager index as our peer group for purposes of this disclosure, which is the same index included in the performance graph is our Form 10-K for the year ending December 31, 2022. The Asset Manager peer group includes AllianceBernstein, Bank of NY Mellon, Blackrock, Franklin Resources, Janus Henderson, Lazard, Northern Trust, State Street and T. Rowe Price.

7. (h)	represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
8. (i)
represents adjusted operating margin which is a non-gaap financial measure and is equal to adjusted operating income divided by net revenues. Refer to
Appendix A – Schedule of
non-GAAP
information
for further information regarding the calculation of this performance measure. The company uses numerous key performance indicators, both financial and non-financial,
for the purpose of evaluating performance. For purposes of the Pay versus Performance table, the company determined the performance measure that is the most relevant is adjusted operating margin.

Company Selected Measure Name	adjusted operating margin
Named Executive Officers, Footnote [Text Block]
represents the average of the amounts reported for th
e Co
mpany’s NEOs as a group (excluding Mr. Flanagan) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Flanagan) are:

Name and title	2022	2021	2020

L. Allison Dukes , Senior Managing Director and Chief Financial Officer	∎	∎	∎

Andrew T.S. Lo , Senior Managing Director and Head of Asia Pacific	∎	∎	∎

Gregory G. McGreevey , Senior Managing Director, Investments	∎	∎	∎

Andrew R. Schlossberg , Senior Managing Director, Head of Americas	∎	∎	∎

Loren M. Starr *, Retired Vice Chair, Former Senior Managing Director and Chief Financial Officer			∎

*
Mr. Starr transitioned from his role as Senior Managing Director and Chief Financial Officer to an executive advisory role of Vice Chair effective August 1, 2020. He served as Vice Chair until his retirement from the company on March 1, 2021.

Peer Group Issuers, Footnote [Text Block]	represents the weighted compensation peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. We selected the Asset Manager index as our peer group for purposes of this disclosure, which is the same index included in the performance graph is our Form 10-K for the year ending December 31, 2022. The Asset Manager peer group includes AllianceBernstein, Bank of NY Mellon, Blackrock, Franklin Resources, Janus Henderson, Lazard, Northern Trust, State Street and T. Rowe Price.
PEO Total Compensation Amount	$ 15,173,146	$ 12,897,752	$ 11,747,102
PEO Actually Paid Compensation Amount	$ 6,359,694	21,171,173	11,869,332
Adjustment To PEO Compensation, Footnote [Text Block]
represents the amount of “compensation actually paid” to Mr. Flanagan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Flanagan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Flanagan’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported summary compensation table total for PEO ($)	Reduced by the Reported value of equity awards ($) (aa)	Increased by equity award adjustments ($)(bb)	Compensation actually paid to PEO ($)
2022	15,173,146	11,199,979	2,386,527	6,359,694
2021	12,897,752	7,216,998	15,490,419	21,171,173
2020	11,747,102	7,755,984	7,878,214	11,869,332

(aa)	The grant date fair value of equity awards as reported in the “Share Awards” column in the Summary Compensation Table for the applicable year.
(bb)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of:

Year	Year end fair value of equity awards ($) (i)	Year over year change in fair value of outstanding and unvested equity awards ($) (ii)	Fair value as of vesting date of equity awards granted and vested in the year ($) (iii)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($) (iv)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($) (v)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($) (vi)	Total equity award adjustments ($)
2022	7,736,261	-5,487,712	0	-213,461	0	351,439	2,386,527
2021	8,888,375	4,288,434	0	2,003,253	0	310,356	15,490,419
2020	8,490,080	-365,211	0	-611,701	0	365,046	7,878,214

(i)	the year-end fair value of equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)	the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested;
(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the amount of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such awards or included in any other component of total compensati on fo
r the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 5,532,531	5,228,946	4,380,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,549,789	8,067,761	4,901,847
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
represents the average amount of “compensation actually paid” to the NEOs as a group (excluding M
r. Fl
anagan), as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Flanagan) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Flanagan) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average reported summary compensation table total for non-PEO NEOs ($)	Reduced by the average reported value of equity awards ($)	Increased by average equity award adjustments ($) (^)	Average compensation actually paid to non-PEO NEOs ($)
2022	5,532,531	3,462,486	479,745	2,549,789
2021	5,228,946	2,587,207	5,426,022	8,067,761
2020	4,380,258	2,541,970	3,063,559	4,901,847

(^)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of:

Year	Average year end fair value of equity awards ($)	Year over year average change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year average change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total average equity award adjustments ($)
2022	2,389,079	-1,943,326	0	-87,111	0	121,103	479,745
2021	3,186,376	1,458,367	0	655,944	0	125,335	5,426,022
2020	3,234,617	-101,229	0	-170,453	0	100,624	3,063,559

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial performance measures
As described in greater detail in
Executive Compensation – Compensation Discussion and Analysis
, the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our short-term and long-term incentive awards are selected based on an objective of incentivizing our PEO and NEOs to increase the value of our enterprise for our shareholders over the long-term. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEO and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Net long-term flows
•	Net revenue
•	Adjusted operating income
•	Adjusted operating margin
•	Adjusted diluted earnings per share

Total Shareholder Return Amount	$ 114	140	103
Peer Group Total Shareholder Return Amount	142	155	117
Net Income (Loss)	$ 683,900,000	$ 1,393,000,000	$ 524,800,000
Company Selected Measure Amount	0.348	0.415	0.37
PEO Name	Mr. Flanagan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net long-term flows
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating margin
Non-GAAP Measure Description [Text Block]
represents adjusted operating margin which is a non-gaap financial measure and is equal to adjusted operating income divided by net revenues. Refer to
Appendix A – Schedule of
non-GAAP
information
for further information regarding the calculation of this performance measure. The company uses numerous key performance indicators, both financial and non-financial,
for the purpose of evaluating performance. For purposes of the Pay versus Performance table, the company determined the performance measure that is the most relevant is adjusted operating margin.

Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted earnings per share
PEO [Member] | Reduced by the Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,199,979)	$ (7,216,998)	$ (7,755,984)
PEO [Member] | Increased by Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,386,527	15,490,419	7,878,214
Fair Value Of Equity Awards	7,736,261	8,888,375	8,490,080
Fair Value Of Outstanding And Unvested Equity Awards	(5,487,712)	4,288,434	(365,211)
Fair Value As Of Vesting Date Of Equity Awards Granted And Vested	0	0	0
Fair Value Of Equity Awards Granted In Prior Years That Vested	(213,461)	2,003,253	(611,701)
Equity Awards That Failed To Meet Vesting Conditions	0	0	0
Value Of Dividends Or Other Earnings Paid	351,439	310,356	365,046
Non-PEO NEO [Member] | Reduced by the Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,462,486)	(2,587,207)	(2,541,970)
Non-PEO NEO [Member] | Increased by Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	479,745	5,426,022	3,063,559
Fair Value Of Equity Awards	2,389,079	3,186,376	3,234,617
Fair Value Of Outstanding And Unvested Equity Awards	(1,943,326)	1,458,367	(101,229)
Fair Value As Of Vesting Date Of Equity Awards Granted And Vested	0	0	0
Fair Value Of Equity Awards Granted In Prior Years That Vested	(87,111)	655,944	(170,453)
Equity Awards That Failed To Meet Vesting Conditions	0	0	0
Value Of Dividends Or Other Earnings Paid	$ 121,103	$ 125,335	$ 100,624